Related Party Transactions (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Due to the manufacturer relating to the additional product costs	$ 0	$ 19,544
Deposit in inventory with manufacturer	$ 233,918	$ 100,000